Shares - Narrative (Details) - CAD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 06, 2026	Nov. 03, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 20, 2025
Equity, Class of Treasury Stock [Line Items]
Shares to satisfy recipient tax withholding requirements (in shares)			120,245	76,542
Satisfaction of recipient tax withholding			$ 2,796	$ 2,019
Shares purchased and subsequently cancelled during period (in shares)			1,885,200	149,408
2025 NCIB
Equity, Class of Treasury Stock [Line Items]
Maximum number of shares to be purchased (in shares)					2,729,056
Common shares
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)			1,885,200	149,408
Common shares | 2025 NCIB
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)			253,058
Increase (decrease) as a result of the retirement of shares			$ 2,282
Common shares | 2025 NCIB | Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)	407,616
Increase (decrease) as a result of the retirement of shares	$ 3,655
Common shares | 2024 Normal Course Issuer Bid
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		1,781,550
Increase (decrease) as a result of the retirement of shares		$ 15,736
Shares purchased and subsequently cancelled during period (as a percent)		85.00%
Additional paid-in capital | 2025 NCIB
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares			$ 2,586
Additional paid-in capital | 2025 NCIB | Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares	$ 4,809
Additional paid-in capital | 2024 Normal Course Issuer Bid
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares		$ 22,153